Other comprehensive income - Items may be reclassified: debt and equity instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Fair value	€ 120,953	€ 125,708	€ 121,091
Impairment loss (reversal)	12,382	9,352	8,986
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	19	12	1
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Fair value	108,903	118,405	116,819
Government debt securities and debt instruments issued by central banks | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	693	947	326
Revaluation losses	0	(2)	(3)
Net revaluation gains/(losses)	693	945	323
Fair value	19,314	32,413	38,550
Government debt securities and debt instruments issued by central banks | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	915	664	373
Revaluation losses	(69)	(38)	(55)
Net revaluation gains/(losses)	846	626	318
Fair value	23,116	19,052	17,494
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	785	839	448
Revaluation losses	(73)	(121)	(117)
Net revaluation gains/(losses)	712	718	331
Fair value	51,026	51,284	42,599
Private-sector debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	181	81	37
Revaluation losses	(21)	(49)	(178)
Net revaluation gains/(losses)	160	32	(141)
Fair value	24,714	20,096	19,777
Debt Securities and Loans and Advances
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	2,574	2,531	1,184
Revaluation losses	(163)	(210)	(353)
Net revaluation gains/(losses)	2,411	2,321	831
Fair value	€ 118,170	€ 122,845	€ 118,420